UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  MARCH 31, 2004

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :   (       )   is a restatement.
                                         (       )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
Address:        15 Old Danbury Road
                P. O. Box 812
                Wilton, CT  06897-0812

Form 13F File Number:   28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael Strauss                     Wilton, CT                     5/7/04
(Signature)                             (City, State)                  (Date)

Report Type     (Check only one.):

(    ) 13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

(    ) 13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      37

Form 13F Information Table Entry Total:                 1

Form 13F Information Table Value Total:                 $9,136
                                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NO.                             FORM 13F FILE NUMBER                            NAME OF SUB-ADVISER

1                               28-6538                                         AEW Capital Management, L.P.
2                               28-2321                                         Alliance Capital Management
3                               28-2616                                         Angelo, Gordon & Co., L.P.
4                               28-5422                                         Artisan Partners Limited Partnership
5                               28-4768                                         Blum Capital Partners, L.P.
6                               28-1700                                         Brandywine Asset Management, LLC
7                               28-00096                                        Capital Guardian Trust Company
8                               28-06462                                        Chartwell Investment Partners
9                               28-06044                                        Clarion CRA Securities LP
10                              28-05268                                        De Prince, Race & Zollo, Inc.
11                              28-06035                                        D.G. Capital Management, Inc.
12                              28-02602                                        Edgewood Management Company
13                              28-09996                                        Evnine-Vaughan Assoc.
14                              28-04981                                        Goldman Sachs Asset Management
15                              28-03377                                        Grantham, Mayo, Van Otterloo & Co. LLC
16                              28-2013                                         Harris Associates, L.P.
17                              28-16                                           Institutional Capital
18                              28-10329                                        Income Research & Management
19                              28-74                                           Jennison Associates
20                              28-01944                                        John A. Levin & Co.
21                              28-03121                                        Knott Partners
22                              none                                            Lloyd George Management
23                              28-00158                                        Marsico Asset Management, LLC
24                              28-04632                                        Martingale Asset Management
25                              28-05050                                        Oaktree Capital Management, LLC
26                              28-00969                                        Provident Investment Counsel, Inc.
27                              28-03791                                        Pzena Investment Management
28                              28-10103                                        RREEF America, LLC
29                              28-1399                                         Southeastern Asset Management, Inc.
30                              28-04720                                        SSI Investment Management Inc.
31                              28-1693                                         Steinberg Priest & Sloane Capital Management, LLC
32                              28-00620                                        The Boston Company Asset Management, LLC

33                              28-2924                                         Turner Investment Partners, Inc.
34                              28-02927                                        Water Street Capital Inc.
35                              28-517                                          Wellington Management Company, LLP
36                              28-1700                                         Western Asset Management Company
37                              28-04871                                        William Blair & Company, L.L.C.



                                                    FORM 13(F) INFORMATION TABLE


Column 1            Column 2        Column 3    Column 4    Column 5                     Column 6     Column 7   Column 8

                                                Value       Shares or    Shares/  Put/   Investment   Other      Voting Authority
Name of Issuer      Title of Class  Cusip       (x$1000)    PRN Amt.     PRN      Call   Discretion   Managers   Sole  Shared  None

Tenaris SA          Sponsored ADR   88031M109   1,904       58,052       SH              Defined         22       x
America Movil SA    Spon ADR L Shs  02364W105   2,632       68,100       SH              Defined         22       x
Mobile Telesystems  Sponsored ADR   607409109   3,602       22,394       SH              Defined         22       x
Posco               Sponsored ADR   693483109     998       28,210       SH              Defined         22       x


